Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Units and units that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement to be signed on or before the date of the prospectus for the IPO. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,125,000 additional Units to cover over-allotments at the IPO price, less the underwriting discounts and commissions. On January 14, 2022, the underwriters purchased an additional 227,686 Units at an offering price of $10.00 per Unit, generating additional gross proceeds of $2,276,860 to the Company. In February 2022, the remaining portion of the underwriters’ Over-allotment option expired.

The underwriters were paid a cash underwriting fee of $0.20 per Unit, or $1,545,537 in the aggregate. In addition, $0.35 per Unit, or $2,704,690 in the aggregate will be payable to the underwriters for deferred underwriting commissions, which will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the Underwriting Agreement.

Merger Agreement

On April 1, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, the Merger Sub and EM.

The Merger

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur:

(i)

Upon the terms and subject to the conditions set forth in this Merger Agreement, the Company, Merger Sub and the EM (Merger Sub and EM sometimes being referred to herein as the “Constituent Corporations”) shall cause Merger Sub to be merged with and into EM, with EM being the surviving corporation in the Merger.

(ii)

The Merger shall be consummated in accordance with the Merger Agreement and shall be evidenced by a certificate of merger with respect to the Merger (as so filed, the “Merger Certificate”), executed by the Constituent Corporations in accordance with the relevant provisions of the Delaware General Corporation Law (“DGCL”), Upon consummation of the Merger, the separate corporate existence of Merger Sub shall cease and EM, as the surviving corporation of the Merger (hereinafter the “Surviving Corporation”), shall continue its corporate existence under the DGCL, as a wholly owned subsidiary of the Company.

(iii)	The Company will immediately be renamed Evolution Metals & Technologies Corp. (“New EM”)

On November 6, 2024, the Company entered into an Amended and Restated Agreement and Plan of Merger amended and restated the April 1, 2024 Merger Agreement.

CMR Merger Agreement

On February 10, 2025, as part of the series of transactions contemplated by the Business Combination, the Company entered into an Agreement and Plan of Merger (the “CMR Merger Agreement”), by and among the Company, Critical Mineral Recovery, Inc., a Missouri corporation (“CMR”), and the other parties thereto, pursuant to which CMR will be merged out of existence and into a wholly owned subsidiary of the Company.

Pursuant to the CMR Merger Agreement, the sole shareholder of CMR shall receive (A) 22,500,000 shares of New EM common stock, (B) cash in an amount of $125,000,000 and (C) cash in an amount up to $50,000,000 to be used to repay CMR’s indebtedness.

The CMR Merger Agreement contains customary representations and warranties by the parties. Certain of the representations are subject to specified exceptions and qualifications contained in the CMR Merger Agreement or in information provided pursuant to certain disclosure schedules to the CMR Merger Agreement.

The closing of the CMR Merger Agreement is subject to the closing of the other transactions that are part of the Business Combination and other customary closing conditions. The consummation of the other transactions that are part of the Business Combination are conditioned on the consummation of the transactions contemplated by the CMR Merger Agreement.

Amendment No. 1 to Merger Agreement

On November 11, 2024, the Company entered into an Amendment No. 1 to Amended and Restated Agreement and Plan of Merger (the “Amendment No. 1”), the Merger Agreement in accordance with Section 11.11 of the Merger Agreement.

Amendment No. 1 amended and restated certain defined terms in the Merger Agreement and the corresponding consideration schedule in the Company Disclosure Schedule, to clarify that US NewCo will be a holder of membership interests in EM following the proposed merger that is part of the Business Combination.

Amendment No. 2 to Merger Agreement

On February 10, 2025, the Company entered into Amendment No. 2 to Amended and Restated Agreement and Plan of Merger (the “Amendment No. 2”), which amended the Merger Agreement in accordance with Section 11.11 of the Merger Agreement.

Amendment No. 2 amended and restated certain defined terms in the Merger Agreement and the corresponding consideration schedule in the Company Disclosure Schedule, clarifying the amount of Company Membership Units to be received by Korea NewCo and US NewCo in connection with the transactions contemplated by the Merger Agreement. Further, Amendment No. 2 amended and restated certain provisions of the Merger Agreement such that the New EM board of directors after the Closing will consist of six directors, which shall initially include six director nominees designated by EM and reasonably acceptable to the Company, insofar as those nominees are elected to the New EM board of directors. Finally, Amendment No. 2 replaced the form of the Amended and Restated Certificate of Incorporation to be filed immediately following the Effective Time with the form attached as Exhibit A to Amendment No. 2.

Amendment No. 3 to Merger Agreement

On March 31, 2025, the Company entered into Amendment No. 3 to Amended and Restated Agreement and Plan of Merger (the “Amendment No. 3”), which amended the Merger Agreement in accordance with Section 11.11 of the Merger Agreement.

Ancillary Agreements

Company Equityholder Support and Lock-up Agreement

As a condition and inducement to the Company’s willingness to enter into the Merger Agreement, William David Wilcox Jr. (the “Company Equityholder”) executed and delivered to the Company a Support and Lock-up Agreement (the “Company Equityholder Support and Lock-Up Agreement”), dated as of November 6, 2024, by and among the Company Equityholder, the Company, the Sponsor, and the Company Minority Equity holders. Pursuant to the Company Equityholder Support and Lock-up Agreement, the Company Equityholder has agreed, among other things, (i) to vote in favor of the adoption and approval, promptly following the time at which the registration statement on Form S-4 shall have been declared effective and delivered or otherwise made available to the Company’s stockholders, of the Merger Agreement and the Business Combination and (ii) not to sell, transfer, convey or assign any Subject Shares (as defined in the Company Equityholder Support and Lock-Up Agreement) until such time to be mutually agreed by the parties after the Closing Date subject to the terms and conditions of the Company Equityholder Support and Lock-up Agreement.

Sponsor Support and Lock-Up Agreement

As a condition and inducement to EM’s willingness to enter into the Merger Agreement, the Sponsor executed and delivered to EM a Sponsor Support and Lock-up Agreement (the “Sponsor Support and Lock-up Agreement”), dated as of November 6, 2024, by and among the Sponsor, the Company, EM and the persons set forth on Schedule I thereto. Pursuant to the Sponsor Support and Lock-Up Agreement, the Sponsor agreed, among other things, (i) to vote (whether pursuant to a duly convened meeting of the stockholders of the Company or pursuant to an action by written consent of the stockholders of the Company) in favor of the adoption and approval, promptly following the time at which the registration statement on Form S-4 shall have been declared effective and delivered or otherwise made available to the Company’s stockholders, of the Merger Agreement and the Business Combination and (ii) not to sell, transfer, convey or assign any shares of the Company’s common stock until such time to be mutually agreed by the parties thereto after the Closing subject to the terms and conditions of the Sponsor Support and Lock-up Agreement.

Service Provider Agreements

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help us identify targets, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination.

Backstop Agreement

On May 3, 2023, the Company and Welsbach Holdings Pte Ltd (the “Backstopper”), an affiliate of the Sponsor, entered into a backstop agreement (the “Backstop Agreement”) pursuant to which the Backstopper guaranteed any deficiency of restricted cash which may have existed as of March 31, 2025 and December 31, 2024, and agreed to advance funds as needed to remedy any such deficiency.

Non-redemption Agreement

On September 27, 2023 and September 29, 2023, the Sponsor entered into Non-Redemption Agreements with various stockholders of the Company pursuant to which these stockholders committed not to redeem their redeemable shares in connection with the special meeting held on September 29, 2023, but still retained their right to redeem in connection with the closing of the Business Combination. The commitment to not redeem was accepted by holders of 2,432,185 shares of redeemable common stock. In consideration of this agreement, the Sponsor agreed to cause the surviving entity (“MergeCo”) of any future initial Business Combination to issue to such shareholders a certain number of additional ordinary shares of MergeCo immediately following the consummation of an initial Business Combination, if they continue to hold such Non-Redeemed Shares through the special stockholder meeting held on September 29, 2023.

On June 28, 2024, the Sponsor and the Company entered into Non-Redemption Agreements with several unaffiliated third parties (the “Investors”) on substantially the same terms in exchange for their agreement to not redeem an aggregate of 1,125,000 ordinary shares in the Company at the special meeting held on June 28, 2024. In exchange for the foregoing commitment not to redeem such shares, the Sponsor agreed to cause MergeCo to issue to such Investors an aggregate of 337,500 ordinary shares of MergeCo immediately following the consummation of an initial Business Combination if they continue to hold such Non-Redeemed Shares through the special stockholder meeting held on June 28, 2024.

Advisory Agreement

On September 8, 2023 the Company engaged J.V.B. Financial Group, LLC, acting through its Cohen & Company Capital Markets division (“CCM”) to provide various advisory services related to extension and closing a transaction. The Company shall make a payment to CCM if the following conditions are met (i) the Extension is approved, (ii) the Extension is for at least six months, (iii) a minimum of $25,000,000 remains in the Trust Account immediately following the Extension and (iv) no more than 500,000 shares of the Company were transferred to non-affiliate holders of the Company’s founder shares or Target’s equity in connection with the Extension. CCM shall receive 100,000 shares of common stock or equivalent equity of the publicly listed post-business combination company (the “Post-Closing Company”) (the “Fee Shares”), which Fee Shares shall be issued at the closing of the Business Combination in book entry form in the name of and delivered to CCM (or its designee). The Fee Shares, if issued, shall be duly authorized, validly issued, fully paid and non-assessable and shall be registered for resale under the Act, or otherwise freely tradeable, as of the delivery of the fee shares.

On June 21, 2024, the Company engaged J.V.B. Financial Group, LLC, acting through CCM to act as the Company’s capital markets advisor and placement agent in connection with seeking an extension for completing an initial business combination which shall result in the surviving publicly listed Post-Closing Company. The Company shall make a payment to CCM if the following conditions are met (i) the extension is approved, (ii) the extension is for at least 12 months, (iii) a minimum of $10,000,000 remains in the Trust Account immediately following the extension and (iv) no more than 450,000 shares of the Post-Closing Company were committed to be issued to non-affiliate holders of the Company’s shares in connection with the extension, CCM shall receive 100,000 Fee Shares, which Fee Shares shall be issued at the closing of the Business Combination in book entry form in the name of and delivered to CCM (or its designee). The Fee Shares, if issued, shall be duly authorized, validly issued, fully paid and nonassessable and shall be registered for resale under the Act, or otherwise freely tradeable, as of the delivery of the Fee Shares.

PIPE Anchor Equity Investment

On August 1, 2024, in support of the Business Combination, inter alios, the Company and EM entered into a Term Sheet (the “Term Sheet”) with certain legally binding clauses with Broughton Capital Group (“BCG”) for BCG, through a special purpose investment vehicle, to provide an equity investment (“Anchor Equity Investor”) of

$500 million through a private investment in public equity (“PIPE Anchor Equity Investment”) to be consummated concurrently with the Closing at a pre-money enterprise valuation for EM&T of $6.2 billion. Additionally, BCG, through a special purpose lending vehicle (“Lender”), agreed to provide a debt facility (“Debt Facility”) of up to $6.2 billion to EM&T or to a subsidiary of EM&T guaranteed, inter alios, by EM&T to be consummated concurrently with the Closing. The closing of the PIPE Anchor Equity Investment and Debt Facility is was subject to the satisfactory completion of BCG’s on-going due diligence, final investment approvals, execution of an equity subscription agreement, execution of a debt facility agreement, the Closing, and other closing conditions.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Units and units that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights pursuant to a registration rights agreement to be signed on or before the date of the prospectus for the IPO. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,125,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On January 14, 2022, the underwriters purchased an additional 227,686 Units at an offering price of $10.00 per Unit, generating additional gross proceeds of $2,276,860 to the Company. In February 2022, the remaining portion of the underwriters’ over-allotment option expired.

The underwriters were paid a cash underwriting fee of $0.20 per Unit, or $1,545,537 in the aggregate. In addition, $0.35 per Unit, or $2,704,690 in the aggregate will be payable to the underwriters for deferred underwriting commissions, which will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the Underwriting Agreement.

Merger Agreement

On April 1, 2024, the Company entered into a Merger Agreement by and among the Company, the Merger Sub and EM.

The Merger

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur:

(i)     Upon the terms and subject to the conditions set forth in this Merger Agreement, the Company, Merger Sub and the EM (Merger Sub and EM sometimes being referred to herein as the “Constituent Corporations”) shall cause Merger Sub to be merged with and into EM, with EM being the surviving corporation in the Merger.

(ii)    The Merger shall be consummated in accordance with the Merger Agreement and shall be evidenced by a certificate of merger with respect to the Merger (as so filed, the “Merger Certificate”), executed by the Constituent Corporations in accordance with the relevant provisions of the Delaware General Corporation Law (“DGCL”), Upon consummation of the Merger, the separate corporate existence of Merger Sub shall cease and EM, as the surviving corporation of the Merger (hereinafter the “Surviving Corporation”), shall continue its corporate existence under the DGCL, as a wholly owned subsidiary of the Company.

(iii)   The Company will immediately be renamed Evolution Metals & Technologies Corp.

On November 6, 2024, WTMA, entered into an Amended and Restated Agreement and Plan of Merger (the “Merger Agreement”), by and among WTMA, Merger Sub, and EM, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

Pursuant to the Merger Agreement, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Business Combination”), Merger Sub will merge with and into EM, with EM surviving as a wholly owned subsidiary of WTMA. In connection with the Closing, WTMA intends to change its name to Evolution Metals & Technologies Corp. (such post-Closing entity is referred to as “New EM”).

Amendment No. 1 to Merger Agreement

On November 11, 2024, WTMA entered into an Amendment No. 1 to Amended and Restated Agreement and Plan of Merger (the “Amendment”), by and among WTMA, Merger Sub, and EM, which amended the Merger Agreement in accordance with Section 11.11 of the Merger Agreement.

The Amendment amended and restated certain defined terms in the Merger Agreement and the corresponding consideration schedule in the Company Disclosure Schedule, to clarify that US NewCo will be a holder of membership interests in EM following the proposed merger that is part of the Business Combination.

Ancillary Agreements

Company Equityholder Support and Lock-up Agreement

As a condition and inducement to WTMA’s willingness to enter into the Merger Agreement, William David Wilcox Jr. (the “Company Equityholder”) executed and delivered to WTMA a Support and Lock-up Agreement (the “Company Equityholder Support and Lock-Up Agreement”), dated as of November 6, 2024, by and among the Company Equityholder, WTMA, the Sponsor, and the Company Minority Equity holders. Pursuant to the Company Equityholder Support and Lock-up Agreement, the Company Equityholder has agreed, among other things, (i) to vote in favor of the adoption and approval, promptly following the time at which the registration statement on Form S-4 shall have been declared effective and delivered or otherwise made available to WTMA stockholders, of the Merger Agreement and the Business Combination and (ii) not to sell, transfer, convey or assign any Subject Shares (as defined in the Company Equityholder Support and Lock-Up Agreement) until such time to be mutually agreed by the parties hereto after the Closing Date subject to the terms and conditions of the Company Equityholder Support and Lock-up Agreement.

Sponsor Support and Lock-Up Agreement

As a condition and inducement to the EM’s willingness to enter into the Merger Agreement, the Sponsor executed and delivered to EM a Sponsor Support and Lock-up Agreement (the “Sponsor Support and Lock-up Agreement”), dated as of November 6, 2024, by and among the Sponsor, WTMA, EM and the persons set forth on Schedule I thereto. Pursuant to the Sponsor Support and Lock-Up Agreement, the Sponsor has agreed, among other things, (i) to vote (whether pursuant to a duly convened meeting of the WTMA stockholders or pursuant to an action by written consent of the WTMA stockholders) in favor of the adoption and approval, promptly following the time at which the registration statement on Form S-4 shall have been declared effective and delivered or otherwise made available to WTMA stockholders, of the Merger Agreement and the Business Combination and (ii) not to sell, transfer, convey or assign any shares of WTMA Common Stock until such time to be mutually agreed by the parties thereto after the Closing subject to the terms and conditions of the Sponsor Support and Lock-up Agreement.

On November 14, 2024, WTMA issued a press release announcing the execution of that certain Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by the Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated as of November 11, 2024, (the “Merger Agreement”), by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA (“Merger Sub”), and Evolution Metals LLC, a Delaware limited liability company (“EM”), which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

Pursuant to the Merger Agreement, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Business Combination”), Merger Sub will merge with and into EM, with EM surviving as a wholly owned subsidiary of WTMA. In connection with the Closing, WTMA intends to change its name to Evolution Metals & Technologies Corp.

Service Provider Agreements

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help us identify targets, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination.

Backstop Agreement

The Company’s independent directors were informed that on May 3, 2023, the Company and Welsbach Holdings Pte Ltd (the “Backstopper”), an affiliate of the Sponsor, entered into a backstop agreement (the “Backstop Agreement”) pursuant to which the Backstopper guarantees any deficiency of restricted cash which may exist as of December 31, 2024, and agrees to advance funds as needed to remedy any such deficiency. The foregoing summary of the Backstop Agreement is qualified in its entirety by the text of the Backstop Agreement, a copy of which is attached as Exhibit 10.3 to the Current Report on Form 8-K filed by the Company on August 1, 2023 and incorporated by reference herein.

Non-redemption Agreement

On September 27, 2023 and September 29, 2023, the Sponsor entered into Non-Redemption Agreements with various stockholders of the Company pursuant to which these stockholders committed not to redeem their redeemable shares in connection with the special meeting held on September 29, 2023, but still retained their right to redeem in connection with the closing of the Business Combination. The commitment to not redeem was accepted by holders of 2,432,185 shares of redeemable common stock. In consideration of this agreement, the Sponsor agreed to cause the surviving entity (“MergeCo”) of any future WTMA initial business combination to issue to such shareholders a certain number of additional ordinary or common shares of MergeCo immediately following the consummation of an initial business combination, if they continue to hold such Non-Redeemed Shares through the special stockholder meeting held on September 29, 2023.

On June 28, 2024, the Sponsor and the Company have entered into Non-Redemption Agreements with several unaffiliated third parties (the “Investors”) on substantially the same terms in exchange for their agreement to not redeem an aggregate of 1,125,000 ordinary shares in the Company at the special meeting held on June 28, 2024. In exchange for the foregoing commitment not to redeem such shares, the Sponsor has agreed to cause MergeCo to issue to such Investors an aggregate of 337,500 ordinary shares of MergeCo immediately following the consummation of an initial business combination if they continue to hold such Non-Redeemed Shares through the special stockholder meeting held on June 28, 2024.

Advisory Agreement

On September 8, 2023 the Company engaged J.V.B. Financial Group, LLC, acting through its Cohen & Company Capital Markets division (“CCM”) to provide various advisory services related to extension and closing a transaction. The Company shall make a payment to CCM if the following conditions are met (i) the Extension is approved, (ii) the Extension is for at least six months, (iii) a minimum of $25,000,000 remains in the Trust Account immediately following the Extension and (iv) no more than 500,000 shares of the Company were transferred to non-affiliate holders of the Company’s founder shares or Target’s equity in connection with the Extension. CCM shall receive 100,000 common shares or equivalent equity of the publicly listed post-business combination company (the “Post-Closing Company”) (the “Fee Shares”), which Fee Shares shall be issued at the closing of the Business Combination in book entry form in the name of and delivered to CCM (or its designee). The Fee Shares, if issued, shall be duly authorized, validly issued, fully paid and non-assessable and shall be registered for resale under the Act, or otherwise freely tradeable, as of the delivery of the fee shares.

On June 21, 2024, the Company engaged J.V.B. Financial Group, LLC, acting through CCM to act as the Company’s capital markets advisor and placement agent in connection with seeking an extension for completing an initial business combination which shall result in the surviving publicly listed Post-Closing Company. The Company shall make a payment to CCM if the following conditions are met (i) the extension is approved, (ii) the extension is for at least twelve months, (iii) a minimum of $10,000,000 remains in the Trust Account immediately following the extension and (iv) no more than 450,000 shares of the Post-Closing Company were committed to be issued to non-affiliate holders of WTMA’s shares in connection with the extension, CCM shall receive 100,000 Fee Shares, which Fee Shares shall be issued at the closing of the Business Combination in book entry form in the name of and delivered to CCM (or its designee). The Fee Shares, if issued, shall be duly authorized, validly issued, fully paid and nonassessable and shall be registered for resale under the Act, or otherwise freely tradeable, as of the delivery of the Fee Shares.

PIPE Anchor Equity Investment

On August 1, 2024, in support of the Business Combination, inter alios, WTMA and EM have entered into a Term Sheet (the “Term Sheet”) with certain legally binding clauses with Broughton Capital Group (“BCG”) for BCG, through a special purpose investment vehicle, to provide an equity investment (“Anchor Equity Investor”) of US$500 million through a private investment in public equity (“PIPE Anchor Equity Investment”) to be consummated concurrently with the Closing at a pre-money enterprise valuation for EM&T of US$6.2 billion. Additionally, BCG, through a special purpose lending vehicle (“Lender”), agrees to provide a debt facility (“Debt Facility”) of up to US$6.2 billion to EM&T or to a subsidiary of EM&T guaranteed, inter alios, by EM&T to be consummated concurrently with the Closing. The closing of the PIPE Anchor Equity Investment and Debt Facility is subject to the satisfactory completion of BCG’s on-going due diligence, final investment approvals, execution of an equity subscription agreement, execution of a debt facility agreement, the Closing, and other closing conditions.

EVOLUTION METALS LLC [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 11 — Commitments and Contingencies

Indemnification Agreements:    The Company enters into contractual relationships that contain indemnification provisions in its normal course of business with other parties. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from a breach of representation, covenant, or third party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are like to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. Management believes any liability arising from these agreements will not be material to the Company’s unaudited condensed consolidated financial statements.

Legal Matters:    The Company may periodically become involved in legal proceedings, legal actions, and claims arising in the normal course of business, including proceedings relating to intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions, and claims will not have a significant adverse effect, individually, or in aggregate, on the Company’s financial position, results of operations or cash flows.

Note 12 — Commitments and Contingencies

Indemnification Agreements:    The Company enters into contractual relationships that contain indemnification provisions in its normal course of business with other parties. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from a breach of representation, covenant, or third party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are like to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. Management believes any liability arising from these agreements will not be material to the Company’s financial statements.

Legal Matters:    The Company may periodically become involved in legal proceedings, legal actions, and claims arising in the normal course of business, including proceedings relating to intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions, and claims will not have a significant adverse effect, individually, or in aggregate, on the Company’s financial position, results of operations or cash flows.